Acquisitions and Divestitures - BP-Husky, Summary of Consideration (Details) - BP-Husky Refining LLC $ in Millions	Feb. 28, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	$ 69
Accounts Receivable And Accrued Revenues Recognized As Of Acquisition Date	3
Inventory recognised as of acquisition date	387
Property, plant and equipment recognised as of acquisition date	770
Right-of-Use Assets	33
Other Assets	10
Accounts Payable and Accrued Liabilities	(139)
Lease Liabilities	(33)
Decommissioning Liabilities Recognized As Of Acquisition Date	(5)
Other Liabilities	(73)
Total Identifiable Net Assets	$ 1,022